Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (Loss) Per Share
Earnings (Loss) Per Share
13.	Earnings (Loss) Per Share

Earnings (loss) per share is computed using the two-class method. Basic earnings (loss) per share is computed using the weighted average number of shares of common stock outstanding for the period. Diluted earnings (loss) per share reflects the effect of the assumed exercise of stock options, the vesting of restricted stock units, and the conversion of convertible preferred stock only in the periods in which such effect would have been dilutive.

Undistributed earnings are allocated to convertible preferred stock and shares of Class A common stock, Class B common stock, and Class C common stock based on the contractual participation rights of each as if earnings for the year had been distributed. Holders of convertible preferred stock are entitled to noncumulative annual dividends at a rate of 8% of the applicable original issue price when, as and if declared by the Company’s board of directors and prior to and in preference of payment of dividends on the Company’s common stock. Thereafter, dividends are distributed among holders of Class A common stock, Class B common stock, Class C common stock, and convertible preferred stock on a proportionate basis, based on the number of shares of common stock that would be held by each holder if all shares of convertible preferred stock were converted to Class B common stock at the then effective conversion rate.

Holders of convertible preferred stock do not participate in losses and, accordingly, losses for the three and nine months ended September 30, 2021 and 2020 were allocated entirely to holders of Class A, Class B, and Class C common stock. For the three and nine months ended September 30, 2021 and 2020, net loss per share amounts were the same for Class A, Class B, and Class C common stock because the holders of each class are entitled to equal per share dividends.

The table below presents the computation of basic and diluted loss per share (in thousands, except for per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(3,582)	$(2,130)	$(15,696)	$(21,141)
Net income attributable to the redeemable noncontrolling interest	67	62	212	768
Net income (loss) attributable to noncontrolling interests	137	—	(173)	—
Allocation of net loss to convertible preferred stock	—	—	—	—
Net loss attributable to holders of Class A, Class B, and Class C common stock	$(3,786)	$(2,192)	$(15,735)	$(21,909)
Denominator:
Weighted average common shares outstanding, basic and diluted	60,840	39,043	57,072	39,009
Net loss per common share, basic and diluted	$(0.06)	$(0.06)	$(0.28)	$(0.56)

The table below presents the details of securities that were excluded from the calculation of diluted loss per share as the effect would have been anti-dilutive (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Stock options	24,016	33,396	24,016	33,396
Convertible preferred stock	29,626	29,626	29,626	29,626

Additionally, the calculation of diluted loss per share excluded 17,169 and 8,280 restricted stock units at September 30, 2021 and 2020, respectively, for which the related liquidity condition had not been met.

11.	Earnings (Loss) Per Share

Earnings (loss) per share is computed using the two-class method. Basic earnings (loss) per share is computed using the weighted average number of shares of common stock outstanding for the period. Diluted earnings (loss) per share reflects the effect of the assumed exercise of stock options, the vesting of restricted stock units, and the conversion of convertible preferred stock only in the periods in which such effect would have been dilutive.

Undistributed earnings are allocated to convertible preferred stock and shares of Class A common stock and Class B common stock based on the contractual participation rights of each as if earnings for the year had been distributed. Holders of convertible preferred stock are entitled to noncumulative annual dividends at a rate of 8% of the applicable original issue price when, as and if declared by the Company’s board of directors and prior to and in preference of payment of dividends on the Company’s common stock. Thereafter, dividends are distributed among holders of Class A common stock, Class B common stock and convertible preferred stock on a proportionate basis, based on the number of shares of common stock that would be held by each holder if all shares of convertible preferred stock were converted to Class B common stock at the then effective conversion rate.

During the year ended December 31, 2020 all undistributed earnings were allocated to holders of convertible preferred stock based on their contractual participation rights and, accordingly, no undistributed earnings were allocated to holders of Class A or Class B common stock. Holders of convertible preferred stock do not participate in losses and, accordingly, losses for the years ended December 31, 2019 and 2018 were allocated entirely to holders of Class A and Class B common stock. For the years ended December 31, 2020, 2019, and 2018 net income (loss) per share amounts were the same for Class A and Class B common stock because the holders of each class are entitled to equal per share dividends.

The table below presents the computation of basic and diluted loss per share (in thousands, except for per share amounts):

	Year ended December 31,
	2020	2019	2018
Numerator:
Net loss	$11,156	$(36,919)	$(78,506)
Net (loss) income attributable to the redeemable noncontrolling interest	820	273	(971)
Allocation of undistributed earnings to convertible preferred stock	10,336	—	—
Net income (loss) attributable to holders of Class A common stock and Class B common stock	$—	$(37,192)	$(77,535)
Denominator:
Weighted average common shares outstanding, basic and diluted	39,027	38,571	37,856
Net loss per common share, basic and diluted	$0.00	$(0.96)	$(2.05)

The table below presents the details of securities that were excluded from the calculation of diluted loss per share as the effect would have been anti-dilutive (in thousands):

	2020	2019	2018
Stock options	32,127	35,016	42,131
Convertible preferred stock	29,626	29,626	29,626

Additionally, the calculation of diluted loss per share excluded 8,268, 8,433, and 2,424 restricted stock units at December 31, 2020, 2019, and 2018, respectively, for which the related liquidity condition had not been met.